Investment Objectives and Goals - American Century ETF Trust - American Century Emerging Markets Insights ETF	Sep. 15, 2026
Prospectus [Line Items]
Risk/Return [Heading]	American Century® Emerging Markets Insights ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital growth.